Expected credit loss measurement - Changes to ECL models, scenarios, scenario weights and key inputs (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (3,982)	$ (3,527)	$ (1,244)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(1,237)
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(575)	(487)	(308)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(661)	(623)	(272)
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (2,746)	$ (2,417)	$ (664)
Asset price appreciation / inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	5.00%	0.00%
Total allowance and provisions	$ (1,030)
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	50.00%	60.00%
Total allowance and provisions	$ (1,102)	$ (818)
Baseline | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (1,102)	$ (818)
Moderate stagflation crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	30.00%	0.00%
Total allowance and provisions	$ (1,591)
Global trade war
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	15.00%	0.00%
Total allowance and provisions	$ (2,418)
Model updates
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(13)
Model updates | Real estate lending
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(22)
Model updates | Real estate lending | United States
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	11
Model updates | Real estate lending | Switzerland
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(33)
Model updates | Corporate lending
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	3
Model updates | Other lending
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	6
Post-model adjustment | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(237)	$ (235)
Personal & Corporate Banking | Model updates | Corporate lending
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	11
Investment Bank | Model updates | Corporate lending
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (8)